Related Party Transactions and Balances	12 Months Ended
Nov. 30, 2023
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
9.	RELATED PARTY TRANSACTIONS AND BALANCES

Fund advance to director and related parties:

	Relationship	As of November 30,
	with the Group	2022	2023	2023
		HK$	HK$	US$
Wai Lau	Ms. Wai Lau is a director, CEO and shareholder of the Company	37,937	—	—
Total		37,937	—	—

Fund advance from director and related parties:

	Relationship	As of November 30,
	with the Group	2022	2023	2023
		HK$	HK$	US$
Wai Lau	Ms. Wai Lau is a director, CEO and shareholder of the Company	—	6,358,430	814,192
Shenzhen Huiyue Technology Co., Ltd	An entity wholly owned by Ms. Wai Lau	—	1,177,929	150,832
Total		—	7,536,359	965,024

Balances represented the funds advanced from (advanced to) Ms. Wai Lau who is the director, CEO and shareholder of the Company. The balance is unsecured and interest-free. The amount due from director of HK$37,937 as of November 30, 2022 has been fully settled in cash in February 2023. The amount due to director of HK$6,358,430 (US$814,192) as of November 30, 2023 represented the funds advanced from Ms. Wai Lau. Such balance is interest free, due on demand, and partially settled in cash in March 2024, and the remaining will be repaid in the middle of 2024. The amount due to Shenzhen Huiyue Technology Co., Ltd of HKD1,177,929 (US$150,832) as of November 30, 2023 represented funds from Shenzhen Huiyue Technology Co., Ltd, a related party. Such balance is interest free, due on demand, and would be settled in the middle of 2024.